SHAREHOLDERS' EQUITY (Details Textual) - shares	3 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	61,750
Common Stock, Shares, Outstanding	40,253,014	40,191,264